Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Entity Registrant Name	Enovix Corp
Amendment Flag	false
Entity Central Index Key	0001828318
Document Type	8-K
Document Period End Date	Jun. 22, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39753
Entity Tax Identification Number	85-3174357
Entity Address, Address Line One	3501 W Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	695-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false